Form N-1A Supplement	Jul. 13, 2026
BNY Mellon Municipal Opportunities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BNY MELLON ETF TRUST II
BNY Mellon Municipal Opportunities ETF

Supplement to Current Summary Prospectus and Prospectus

Effective July 13, 2026, BNY Mellon ETF Investment Adviser, LLC (Adviser) has agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the fund's average daily net assets until December 31, 2027. Accordingly, the following information supersedes and replaces any contrary information contained in the sections “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s prospectus: